Loans - Information By Class Related To Individually Impaired Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Recorded Investment
Recorded Investment	$ 240,533	$ 259,713
Unpaid Principal Balance
Unpaid Principal Balance	269,468	304,308
Related Allowance	28,814	41,767
Average Recorded Investment
Average Recorded Investment	246,386	270,740
Interest Income Recognized
Interest Income Recognized	6,419	6,808
Commercial
Recorded Investment
Impaired loans with no related allowance recorded, Recorded investment	44,491	8,183
Impaired loans with related allowance recorded, Recorded investment	6,067	37,248
Recorded Investment	50,558	45,431
Unpaid Principal Balance
Impaired loans with no related allowance recorded, Unpaid principal balance	46,976	17,372
Impaired loans with related allowance recorded, Unpaid principal balance	6,879	44,831
Unpaid Principal Balance	53,855	62,203
Related Allowance	1,074	6,176
Average Recorded Investment
Impaired loans with no related allowance recorded, Average recorded investment	25,994	7,810
Impaired loans with related allowance recorded, Average recorded investment	19,439	35,123
Average Recorded Investment	45,433	42,933
Interest Income Recognized
Impaired loans with no related allowance recorded, Interest income recognized	808	0
Impaired Financing Impaired loans with related allowance recorded, Interest income recognized	10	835
Interest Income Recognized	818	835
Consumer
Recorded Investment
Impaired loans with no related allowance recorded, Recorded investment	16,560	18,483
Impaired loans with related allowance recorded, Recorded investment	173,415	195,799
Recorded Investment	189,975	214,282
Unpaid Principal Balance
Impaired loans with no related allowance recorded, Unpaid principal balance	27,447	31,544
Impaired loans with related allowance recorded, Unpaid principal balance	188,166	210,561
Unpaid Principal Balance	215,613	242,105
Related Allowance	27,740	35,591
Average Recorded Investment
Impaired loans with no related allowance recorded, Average recorded investment	17,415	20,052
Impaired loans with related allowance recorded, Average recorded investment	183,538	207,755
Average Recorded Investment	200,953	227,807
Interest Income Recognized
Impaired loans with no related allowance recorded, Interest income recognized	0	0
Impaired Financing Impaired loans with related allowance recorded, Interest income recognized	5,601	5,973
Interest Income Recognized	5,601	5,973
Commercial, financial, and industrial | Commercial | General C&I
Recorded Investment
Impaired loans with no related allowance recorded, Recorded investment	42,902	8,183
Impaired loans with related allowance recorded, Recorded investment	2,802	31,774
Unpaid Principal Balance
Impaired loans with no related allowance recorded, Unpaid principal balance	45,387	17,372
Impaired loans with related allowance recorded, Unpaid principal balance	2,802	38,256
Related Allowance	149	5,119
Average Recorded Investment
Impaired loans with no related allowance recorded, Average recorded investment	24,186	7,810
Impaired loans with related allowance recorded, Average recorded investment	16,011	29,183
Interest Income Recognized
Impaired loans with no related allowance recorded, Interest income recognized	757	0
Impaired Financing Impaired loans with related allowance recorded, Interest income recognized	0	773
Commercial, financial, and industrial | Commercial | TRUPs
Recorded Investment
Impaired loans with related allowance recorded, Recorded investment	2,888	3,067
Unpaid Principal Balance
Impaired loans with related allowance recorded, Unpaid principal balance	3,700	3,700
Related Allowance	925	925
Average Recorded Investment
Impaired loans with related allowance recorded, Average recorded investment	2,981	3,139
Interest Income Recognized
Impaired Financing Impaired loans with related allowance recorded, Interest income recognized	0	0
Commercial real estate | Commercial | Income CRE
Recorded Investment
Impaired loans with no related allowance recorded, Recorded investment	1,589	0
Impaired loans with related allowance recorded, Recorded investment	377	1,612
Unpaid Principal Balance
Impaired loans with no related allowance recorded, Unpaid principal balance	1,589	0
Impaired loans with related allowance recorded, Unpaid principal balance	377	1,612
Related Allowance	0	49
Average Recorded Investment
Impaired loans with no related allowance recorded, Average recorded investment	1,434	0
Impaired loans with related allowance recorded, Average recorded investment	348	1,695
Interest Income Recognized
Impaired loans with no related allowance recorded, Interest income recognized	51	0
Impaired Financing Impaired loans with related allowance recorded, Interest income recognized	10	52
Commercial real estate | Commercial | Residential C R E
Recorded Investment
Impaired loans with no related allowance recorded, Recorded investment	0
Impaired loans with related allowance recorded, Recorded investment	0	795
Unpaid Principal Balance
Impaired loans with no related allowance recorded, Unpaid principal balance	0
Impaired loans with related allowance recorded, Unpaid principal balance	0	1,263
Related Allowance	0	83
Average Recorded Investment
Impaired loans with no related allowance recorded, Average recorded investment	374
Impaired loans with related allowance recorded, Average recorded investment	99	1,106
Interest Income Recognized
Impaired loans with no related allowance recorded, Interest income recognized	0
Impaired Financing Impaired loans with related allowance recorded, Interest income recognized	0	10
Consumer Real Estate | Consumer | Home Equity Line of Credit
Recorded Investment
Impaired loans with no related allowance recorded, Recorded investment	8,645	9,258
Impaired loans with related allowance recorded, Recorded investment	66,482	72,469
Unpaid Principal Balance
Impaired loans with no related allowance recorded, Unpaid principal balance	16,648	19,193
Impaired loans with related allowance recorded, Unpaid principal balance	69,610	75,207
Related Allowance	11,241	14,382
Average Recorded Investment
Impaired loans with no related allowance recorded, Average recorded investment	8,723	10,374
Impaired loans with related allowance recorded, Average recorded investment	69,535	77,454
Interest Income Recognized
Impaired loans with no related allowance recorded, Interest income recognized	0	0
Impaired Financing Impaired loans with related allowance recorded, Interest income recognized	2,273	2,261
Consumer Real Estate | Consumer | R/E installment loans
Recorded Investment
Impaired loans with no related allowance recorded, Recorded investment	4,314	4,093
Impaired loans with related allowance recorded, Recorded investment	38,993	43,075
Unpaid Principal Balance
Impaired loans with no related allowance recorded, Unpaid principal balance	4,796	4,663
Impaired loans with related allowance recorded, Unpaid principal balance	39,851	43,827
Related Allowance	6,743	8,793
Average Recorded Investment
Impaired loans with no related allowance recorded, Average recorded investment	4,300	4,076
Impaired loans with related allowance recorded, Average recorded investment	40,118	48,473
Interest Income Recognized
Impaired loans with no related allowance recorded, Interest income recognized	0	0
Impaired Financing Impaired loans with related allowance recorded, Interest income recognized	1,024	1,246
Permanent Mortgage | Consumer
Recorded Investment
Impaired loans with no related allowance recorded, Recorded investment	3,601	5,132
Impaired loans with related allowance recorded, Recorded investment	67,245	79,662
Unpaid Principal Balance
Impaired loans with no related allowance recorded, Unpaid principal balance	6,003	7,688
Impaired loans with related allowance recorded, Unpaid principal balance	78,010	90,934
Related Allowance	9,419	12,105
Average Recorded Investment
Impaired loans with no related allowance recorded, Average recorded investment	4,392	5,602
Impaired loans with related allowance recorded, Average recorded investment	73,259	81,422
Interest Income Recognized
Impaired loans with no related allowance recorded, Interest income recognized	0	0
Impaired Financing Impaired loans with related allowance recorded, Interest income recognized	2,290	2,455
Credit card & other | Consumer
Recorded Investment
Impaired loans with related allowance recorded, Recorded investment	695	593
Unpaid Principal Balance
Impaired loans with related allowance recorded, Unpaid principal balance	695	593
Related Allowance	337	311
Average Recorded Investment
Impaired loans with related allowance recorded, Average recorded investment	626	406
Interest Income Recognized
Impaired Financing Impaired loans with related allowance recorded, Interest income recognized	$ 14	$ 11